Note 3 - Stock-based Compensation	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

3. STOCK-BASED COMPENSATION

The Spire 2015 Equity Incentive Plan (EIP) was approved by shareholders of Spire on January 29, 2015 and amended on November 9, 2018. The purpose of the EIP is to encourage directors, officers, and key employees of the Company and its subsidiaries to contribute to the Company’s success and align their interests with that of shareholders. To accomplish this purpose, the Compensation Committee (“Committee”) of Spire’s Board of Directors (the “Board”) may grant awards under the EIP that may be earned by achieving performance objectives and/or other criteria as determined by the Committee. Under the terms of the EIP, officers and employees of the Company and its subsidiaries, as determined by the Committee, are eligible to be selected for awards. The EIP provides for restricted stock, restricted stock units, qualified and non-qualified stock options, stock appreciation rights, and performance shares payable in stock, cash, or a combination of both. The EIP generally provides a minimum vesting period of at least three years for each type of award, with pro rata vesting permitted during the minimum three-year vesting period. The maximum number of shares reserved for issuance under the EIP is 1,000,000.

The Company issues new shares to satisfy employee restricted stock awards.

Restricted Stock Awards

During fiscal 2022, the Company granted 128,396 performance-contingent restricted share units to executive officers and key employees at a weighted average grant date fair value of $67.43 per share. This number represents the target shares that can be earned pursuant to the terms of the awards. The share units have a performance period ending September 30, 2025. While the participants have no interim voting rights on these share units, dividends accrue during the performance period and are paid to the participants upon vesting but are subject to forfeiture if the underlying share units do not vest.

The number of share units that will ultimately vest is dependent upon the attainment of certain levels of earnings and other strategic goals, as well as the Company’s level of total shareholder return (TSR) during the performance period relative to a comparator group of peer companies. This TSR provision is considered a market condition under GAAP and is discussed further below. The maximum amount of shares that can be earned pursuant to the terms of the awards is 200% of the target units granted.

The weighted average grant date fair value of performance-contingent restricted share units granted during fiscal years 2021 and 2020 was $68.69 and $76.19 per share, respectively.

Fiscal 2022 activity of restricted stock units subject to performance and/or market conditions is presented below:

		Weighted
		Average
		Grant Date
		Fair Value
	Units	Per Unit
Nonvested at September 30, 2021	312,596	$74.33
Granted	128,396	$67.43
Vested	(91,111)	$79.40
Forfeited	(6,357)	$69.43
Nonvested at September 30, 2022	343,524	$70.14

For the year ended September 30, 2022, the total number of shares that could be issued if all outstanding award grants attain maximum performance payout is 687,048.

During fiscal 2022, the Company granted 62,945 shares of time-vested restricted stock to executive officers and key employees at a weighted average grant date fair value of $63.57 per share. Unless forfeited based on terms of the agreements, these shares will vest in fiscal 2025. In the interim, participants receive full voting rights and dividends, which are not subject to forfeiture. The weighted average grant date fair value of time-vested restricted stock and restricted stock units awarded to employees during fiscal years 2021 and 2020 was $64.29 and $76.13 per share, respectively.

During fiscal 2022, the Company granted 16,290 shares of time-vested restricted stock to non-employee directors at a weighted average grant date fair value of $66.31 per share. These shares vested in fiscal 2022, six months after the grant date. The weighted average grant date fair value of restricted stock awarded to non-employee directors during fiscal years 2021 and 2020 was $62.35 and $84.58 per share, respectively.

Time-vested restricted stock and stock unit activity for fiscal 2022 is presented below:

		Weighted
		Average
		Grant Date
	Shares/	Fair Value
	Units	Per Share
Nonvested at September 30, 2021	110,300	$70.98
Granted	62,945	$63.57
Vested	(46,970)	$72.67
Forfeited	(4,030)	$68.62
Nonvested at September 30, 2022	122,245	$66.60

For restricted stock and stock units (performance-contingent and time-vested) that vested during fiscal years 2022, 2021, and 2020, the Company withheld 28,055 shares, 16,787 shares, and 41,353 shares, respectively, at weighted average prices of $63.97, $65.99 and $77.07 per share, respectively, pursuant to elections by employees to satisfy tax withholding obligations. The total fair value of restricted stock (performance-contingent and time-vested) that vested during fiscal years 2022, 2021, and 2020 was $10.1, $6.5, and $9.8, respectively, and the related tax benefit was $3.8, $2.5, and $3.7, respectively. None of the tax benefits have been realized.

The Company allows participants in the EIP the ability to defer a portion or all of their award. As at September 30, 2022, a total of 228,988 shares (at target payout) have been deferred by Participants.

Equity Compensation Costs

Compensation cost for performance-contingent restricted stock and stock unit awards is based upon the probable outcome of the performance conditions. For shares or units that do not vest or that are not expected to vest due to the outcome of the performance conditions (excluding market conditions), no compensation cost is recognized and any previously recognized compensation cost is reversed.

The fair value of awards of performance-contingent and time-vested restricted stock and restricted stock units, not subject to the TSR provision, are estimated using the closing price of the Company’s stock on the grant date. For those awards that do not pay dividends during the vesting period, the estimate of fair value is reduced by the present value of the dividends expected to be paid on the Company’s common stock during the performance period, discounted using an appropriate U.S. Treasury yield. For shares subject to the TSR provision, the estimated impact of this market condition is reflected in the grant date fair value per share of the awards. Accordingly, compensation cost is not reversed to reflect any actual reductions in the awards that may result from the TSR provision. However, if the Company’s TSR during the performance period ranks below the level specified in the award agreements, relative to a comparator group of companies, and the Committee elects not to reduce the award (or reduce by a lesser amount), this election would be accounted for as a modification of the original award and additional compensation cost would be recognized at that time. The grant date fair value of the awards subject to the TSR provision awarded during fiscal years 2022, 2021 and 2020 was valued by a Monte Carlo simulation model that assessed the probabilities of various TSR outcomes. The significant assumptions used in the Monte Carlo simulations are as follows:

	2022	2021	2020
Risk-free interest rate	0.79%	0.22%	1.57%
Expected dividend yield of stock	—	—	—
Expected volatility of stock	32.2%	31.4%	16.8%
Vesting period (in years)	3.0	3.0	3.0

The risk-free interest rate was based on the yield on U.S. Treasury securities matching the vesting period. A zero-percent dividend yield was used, which is mathematically equivalent to the assumption that dividends are reinvested as they are paid. The expected volatility is based on the historical volatility of the Company’s stock. Volatility assumptions were also made for each of the companies included in the comparator group. The vesting period is equal to the performance period set forth in the terms of the award.

The amounts of compensation cost recognized for share-based compensation arrangements are presented below:

	2022	2021	2020
Total compensation cost	$7.5	$16.6	$9.4
Compensation cost capitalized	(1.1)	(2.7)	(0.6)
Compensation cost recognized in net income	6.4	13.9	8.8
Income tax benefit recognized in net income	(1.5)	(3.2)	(2.1)
Compensation cost recognized in net income, net of income tax	$4.9	$10.7	$6.7

As of September 30, 2022, there was $11.2 of total unrecognized compensation cost related to non-vested share-based compensation arrangements, which is expected to be recognized over a weighted average period of 1.7 years.